Subsidiaries(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries Abstract [Abstract]
Disclosure Of Interests In Subsidiaries Explanatory

Details of subsidiaries as of December 31, 2019 are as follows:

Investor	Investee	Ownership interests (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment finance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation
Kookmin Bank	Kookmin Bank Cambodia PLC.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank Int’l Ltd. (London)[6]	100.00	United Kingdom	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank(China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmer Co., Ltd.	100.00	Myanmar	Dec. 31	Other credit granting n.e.c.
	KBD Tower 1st L.L.C. and 39 others[2]	—	Korea	Dec. 31	Asset-backed securitization
	KB Haeoreum private securities investment trust 83(Bond)	99.94	Korea	Dec. 31	Capital investment
	Kiwoom Frontier Private placement fund 10(Bond)	99.90	Korea	Dec. 31	Capital investment
	Tong Yang Safe Plus Qualified Private Trust S-8	99.96	Korea	Dec. 31	Capital investment
	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1	99.92	Korea	Dec. 31	Capital investment
	NH-AMUNDI Global Private Securities Investment Trust 1(USD)(BOND)	77.78	Korea	Dec. 31	Capital investment
	KB KBSTAR Mid-Long Term KTB Active ETF3	87.53	Korea	Dec. 31	Capital investment
	Samsung KODEX 10Y F-SKTB Inverse	98.56	Korea	Dec. 31	Capital investment
	KB Global Private Real Estate Debt Fund 3rd(USD)	99.50	Korea	Dec. 31	Capital investment
	KB Europe Renewable Specialized Investment NO.2(EUR)(SOC- FoFs)[3]	50.00	Korea	Dec. 31	Capital investment
	KB Korea Short Term Premium Private Securities 10 (USD)(BOND)[3]	50.00	Korea	Dec. 31	Capital investment
	AIP US Red Private Real Estate Trust NO.10	99.97	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States of America	Dec. 31	Investment advisory and securities dealing activities
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities dealing activities
	KB SECURITEIS VIETNAM JOINT STOCK COMPANY	99.70	Vietnam	Dec. 31	Investment advisory and securities dealing activities
	Able NS Co., Ltd and 64 others[2]	—	Korea	Dec. 31	Asset-backed securitization
	KB NA COMPASS Energy Private Special Asset Fund[3]	29.67	Korea	Dec. 31	Capital investment
	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1	98.86	Korea	Dec. 31	Capital investment
	Hyundai Strong Korea Equity Trust No.1(Equity)	99.51	Korea	Dec. 31	Capital investment
	Hyundai Kidzania Equity Feeder Trust No.1	79.67	Korea	Dec. 31	Capital investment
	Hyundai Value Plus Equity Feeder Trust No.1	99.64	Korea	Dec. 31	Capital investment
	Heungkuk Highclass Private Real Estate Trust No. 21	100.00	Korea	Dec. 31	Capital investment
	JB New Jersey Private Real Estate Investment Trust No. 1	98.15	Korea	Dec. 31	Capital investment
	Heungkuk Global Highclass Private Real Estate Trust No. 23	100.00	Korea	Dec. 31	Capital investment
	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1	99.99	Korea	Dec. 31	Capital investment
	Hyundai Quant Long Short Securities Feeder Investment Trust No. 1	100.00	Korea	Dec. 31	Capital investment
	Hyundai Kon-tiki Specialized Privately Placed Fund No.1	82.06	Korea	Dec. 31	Capital investment
	DGB Private real estate Investment Trust No.8	98.77	Korea	Dec. 31	Capital investment
	Aquila Global Real Assets Fund No.1 LP	99.96	Cayman islands	Dec. 31	Capital investment
	Mangrove Feeder Fund	100.00	Cayman islands	Dec. 31	Capital investment
	LB Ireland Private Real Estate Investment Trust 8	96.64	Korea	Dec. 31	Capital investment
	KTB Aircraft Private Investment Trust No.21-1	99.61	Korea	Dec. 31	Capital investment
	Pacific US Blackrock Private Placement Real Estate Fund No.15	99.50	Korea	Dec. 31	Capital investment
	Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38	54.84	Korea	Dec. 31	Capital investment
	Hyundai Strong-small Corporate Trust No.1	91.61	Korea	Dec. 31	Capital investment
	Capstone US Professional Investment Private Fund #6	99.79	Korea	Dec. 31	Capital investment
	JB Dry Street Private Fund1	100.00	Korea	Dec. 31	Capital investment
	JB Australia108 Private Fund1	100.00	Korea	Dec. 31	Capital investment
	JB Forge Private Fund1	100.00	Korea	Dec. 31	Capital investment
	JB Hall Street Private Fund1	100.00	Korea	Dec. 31	Capital investment
	JB Margaret Street Private Fund1	100.00	Korea	Dec. 31	Capital investment
	LB UK Private Real Estate Investment Trust No.18	100.00	Korea	Dec. 31	Capital investment
	LB UK Private Real Estate Investment Trust No.19	100.00	Korea	Dec. 31	Capital investment
KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00	United States of America	Dec. 31	Management service
	LIG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service
	KB AMP Infra Private Special Asset Fund 1(FoFs) [3]	41.67	Korea	Dec. 31	Capital investment
	KB Muni bond Private Securities Fund 1(USD)(bond)[3]	33.33	Korea	Dec. 31	Capital investment
	KB CHILE SOLAR FUND	80.00	Korea	Dec. 31	Capital investment
	Meritz Private Specific Real Estate Fund 1-2	87.21	Korea	Dec. 31	Capital investment
	KB Global Private Real Estate Debt Fund 1[3]	50.00	Korea	Dec. 31	Capital investment
	Hana Landchip Real estate Private Fund 58th	99.99	Korea	Dec. 31	Financial investment
	Hyundai Power Professional Investment Type Private Investment Fund No.4	99.79	Korea	Dec. 31	Financial investment
	KB U.S. LongShort Private Securities Fund 1	99.37	Korea	Dec. 31	Financial investment
	Hyundai Infra Professional Investment Type Private Investment Trust No.5	99.82	Korea	Dec. 31	Financial investment
	KB SAUDI SEPCO II Private Special Asset Fund	80.00	Korea	Dec. 31	Financial investment
	Meritz Private Real Estate Fund 8	99.36	Korea	Dec. 31	Financial investment
	Hyundai Star Private Real Estate Investment Trust No. 14	99.98	Korea	Dec. 31	Financial investment
	Vogo debt strategy private real estate fund VII	99.25	Korea	Dec. 31	Financial investment
	KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd	99.80	Korea	Dec. 31	Capital investment
	KB Peru Transmission Facility Investment Private Fund	99.08	Korea	Dec. 31	Capital investment
	KB Global Private Real Estate Debt Fund 2	98.36	Korea	Dec. 31	Capital investment
	KB Europe Private Real Estate Debt Fund 1	57.14	Korea	Dec. 31	Capital investment
	KB AU Infigen Energy Private Special Asset Fund 2[3]	47.37	Korea	Dec. 31	Capital investment
	KB North American Loan Specialty Private Real Estate Investment Trust 3rd3	36.12	Korea	Dec. 31	Capital investment
	Multi Asset Global Private Debt Fund 6	99.62	Korea	Dec. 31	Capital investment
KB Kookmin Card Co., Ltd.	KB DAEHAN SPECIALIZED BANK PLC.	90.00	Cambodia	Dec. 31	Banking
	KB Kookmin Card 3rd Securitization Co., Ltd. and 3 others[2]	0.50	Korea	Dec. 31	Asset-backed securitization
	Heungkuk Life Insurance Money Market Trust	100.00	Korea	Dec. 31	Trust asset management
KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co.,Ltd	100.00	China	Dec. 31	General advisory
	KB Star Office Private Real Estate Feeder fund 3-2	88.00	Korea	Dec. 31	Capital investment
	KB Asset Management Singapore Pte, Ltd.	100.00	Singapore	Dec. 31	Collective investment
	KB Global Multiasset Income Securities Feeder Fund(Bond Mixed-FoFs)[3]	36.56	Korea	Dec. 31	Capital investment
	KB Active Investor Securities Investment Trust(Derivatives Mixed)	71.16	Korea	Dec. 31	Capital investment
	KB G2 Plus Korea Securities Fund(Equity)	52.51	Korea	Dec. 31	Capital investment
	KB Hedge Fund Solution Mixed Asset Fund(FoFs)	97.62	Korea	Dec. 31	Capital investment
	KB OCIO Global Asset Allocation Private Fund 1	83.69	Korea	Dec. 31	Capital investment
	KB Global Big data Research Securities Feeder Fund(Equity)(H)	99.49	Korea	Dec. 31	Capital investment
	KB Long-term Total Return Performance Fee Securities Investment Trust(Equity-mixed)	56.94	Korea	Dec. 31	Capital investment
	KB GLOBAL ESG SECURITIES FEEDER FUND(USD)(EQUITY)	53.80	Korea	Dec. 31	Capital investment
	KB Star Office Private Real Estate Investment Trust 5[3]	37.11	Korea	Dec. 31	Capital investment
	KB Global Core REITs Real Estate Self-Investment Trust (H) C-F	50.36	Korea	Dec. 31	Capital investment
	KB Global Core REITs Real Estate Self-Investment Trust (UH) C-F	85.52	Korea	Dec. 31	Capital investment
	KB Global Alpha Opportunity Securities Investor Trust (Mixed-Redirect)[3]	33.66	Korea	Dec. 31	Capital investment
	KB Best More Dream Mixed Assets Self-Investment Trust	79.73	Korea	Dec. 31	Capital investment
	KB Korea Equity EMP Solution Securities Fund(Equity-FoFs)[3]	45.26	Korea	Dec. 31	Capital investment
KB Investment Co., Ltd.	2011 KIF-KB IT Venture Fund[4]	43.33	Korea	Dec. 31	Capital investment
	KoFC-KB Young Pioneer 1st Fund[4]	33.33	Korea	Dec. 31	Capital investment
	KB NEW CONTENTS Venture Fund[4]	20.00	Korea	Dec. 31	Capital investment
	KB Young Pioneer 3.0 Venture Fund[4]	40.00	Korea	Dec. 31	Capital investment
	KB Pre IPO Secondary Venture Fund 2[4]	21.00	Korea	Dec. 31	Capital investment
	KB Contents Panda iMBC Contents Venture Fund[4]	20.00	Korea	Dec. 31	Capital investment
	KB Culture & Global Digital Contents Fund Limited partnership[4]	22.50	Korea	Dec. 31	Capital investment
	KB Gross Capital Fund[4]	32.30	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd.	KB12-1 Venture Investment	100.00	Korea	Dec. 31	Capital investment
	KB Start-up Creation Fund	62.50	Korea	Dec. 31	Capital investment
	KB Intellectual Property Fund[4]	34.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd.,	KB Global Infra Private Special Asset Fund No.5[3]	45.46	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd.,	KB Global Infra Private Special Asset Fund No.6[3]	45.46	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Investment Co., Ltd.	KB High-tech Company Investment Fund	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Kookmin Card Co., Ltd., KB Capital Co., Ltd., KB Life Insurance Co., Ltd..	KB digital innovation&growth New Technology Business Investment Fund	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd., KB Capital Co., Ltd.	KB Intellectual Property Fund 2	75.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB Investment Co., Ltd., KB Capital Co., Ltd.	KB Digital Innovation Investment Fund Limited partnership	62.51	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Kookmin Card Co., Ltd., KB Capital Co., Ltd., KB Investment Co., Ltd.	KB Global Platform Fund	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Life Insurance Co., Ltd., KB real estimate trust co., Ltd.	KB Wise Star Private Real Estate Feeder Fund 1st.	100.00	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Insurance Co., Ltd.	Hanbando BTL Private Special Asset Fund 1st3	46.36	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.,	KB KBSTAR Mid-Long Term KTB Active ETF[3]	37.59	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.,	KOREIT BIEN Specialized Private Equity Private Investment Trust No. 1	100	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.	KB Mezzanine Private Security Investment Trust No.3[3]	25.33	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Hope Sharing BTL Private Special Asset[3]	46.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Senior Loan Private Fund[3]	37.39	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB New Renewable Energy Private Special Asset Fund 1	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Asset Management Co., Ltd.	KB Core Blind Private Estate Fund 1st	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB life Insurance Co., Ltd.,	KB Mezzanine Private Security Investment Trust No.2[3]	40.74	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB Asset Management Co., Ltd.	KB Star Office Private Real Estate Investment Trust 4	51.96	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd.	Meritz Private Real Estate Fund 9-2	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance Co., Ltd. KB Asset Management Co., Ltd.	KB Global Core Bond Securities Fund Master Fund(Bond)	77.30	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Investment Co., Ltd.	KB KONEX Market Vitalization Fund[4]	46.88	Korea	Dec. 31	Capital investment
	KB Neo Paradigm Agriculture Venture[4]	50.00	Korea	Dec. 31	Capital investment
	KB New Paradigm Fisheries Venture Fund[4]	33.33	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Asset Management Co., Ltd.	KB Onkookmin Life Income RIF 20feeder Fund(FoFs)	99.04	Korea	Dec. 31	Capital investment
	KB Onkookmin Life Income RIF 40feeder Fund(FoFs)	99.23	Korea	Dec. 31	Capital investment
	KB Onkookmin TDF 2030 Master Fund(FoFs) [3]	27.82	Korea	Dec. 31	Capital investment
	KB Onkookmin TDF 2045 Master Fund(FoFs) [3]	32.68	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB life Insurance Co, Ltd.	KB AU Infigen Energy Private Special Asset Fund	100.00	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Asset Management Co., Ltd., KB Star Office Private Real Estate Investment Trust No.5	KB Wise Star Private Real Estate Feeder Fund 2nd	88.23	Korea	Dec. 31	Capital investment
KB Insurance Co., Ltd., KB life Insurance Co., Ltd	KB North American Loan Specialty Private Real Estate Investment Trust 1st	100.00	Korea	Dec. 31	Capital investment
KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB KOLAO LEASING CO., Ltd	80.00	Laos	Dec. 31	Auto Installment Finance
KB Wise Star Private Real Estate Feeder Fund 1st	KB Star Office Private Real Estate Master Investment Trust 2[5]	44.44	Korea	Dec. 31	Capital investment
KB Wise Star Private Real Estate Feeder Fund 1st., KB Securities Co., KB Asset Management Co., Ltd.	KB Star Office Private Real Estate Investment Trust 3	52.31	Korea	Dec. 31	Capital investment
Hyundai Strong Korea Equity Trust No.1	Hyundai Strong Korea Equity Trust No.1[Master]	66.56	Korea	Dec. 31	Capital investment
Mangrove Feeder Fund	Mangrove Master Fund	100.00	Cayman islands	Dec. 31	Capital investment
KBFG Securities Hongkong Ltd.	Global Investment Opportunity Limited	100.00	Malaysia	Dec. 31	Finance and Real Estate Investment
Hyundai Smart Index Alpha Securities Feeder Inv Trust 1	Hyundai Smart Index Alpha Securities Master Investment Trust	99.86	Korea	Dec. 31	Capital investment
Hyundai Value Plus Securities Feeder Investment Trust 1 and Hyundai Kidzania Equity Feeder Trust No.1	Hyundai Value Plus Securities Master Investment Trust	100.00	Korea	Dec. 31	Capital investment
Hyundai Dynamic Mix Securities Feeder Investment Trust	Hyundai Dynamic Mix Securities Master Investment Trust	98.48	Korea	Dec. 31	Capital investment
Hyundai Quant Long Short Securities Feeder Investment Trust 1	Hyundai Quant Long Short Securities Master Investment Trust	100.00	Korea	Dec. 31	Capital investment
Aquila Global Real Assets Fund No.1 LP	AGRAF Real Estate No.1, Senningerberg	100.00	Luxemburg	Dec. 31	Asset-backed securitization
AGRAF Real Estate No.1, Senningerberg	AGRAF Real Estate Holding No.1, Senningerberg	100.00	Luxemburg	Dec. 31	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg	Vierte CasaLog GmbH & Co. KG	100.00	Germany	Dec. 31	Real estate investment
AGRAF Real Estate Holding No.1, Senningerberg	HD1 Grundstucksgesellschaft mbH & Co. KG	100.00	Germany	Dec. 31	Real estate investment
AGRAF Real Estate Holding No.1, Senningerberg	Sechste Casalog KG	100.00	Germany	Dec. 31	Real estate investment
JB New Jersey Private Real Estate Investment Trust No. 1	ABLE NJ DSM INVESTMENT REIT	99.18	United States of America	Dec. 31	Real estate investment
ABLE NJ DSM INVESTMENT REIT	ABLE NJ DSM, LLC	100.00	United States of America	Dec. 31	Real estate investment
Heungkuk Global Highclass Private Real Estate Trust 23	HYUNDAI ABLE INVESTMENT REIT	99.90	United States of America	Dec. 31	Real estate investment
HYUNDAI ABLE INVESTMENT REIT	HYUNDAI ABLE PATRIOTS PARK, LLC	100.00	United States of America	Dec. 31	Real estate investment
LB Ireland Private Real Estate Investment Trust 8	BECKETT ACQUISITION LIMITED	100.00	Ireland	Dec. 31	Real estate investment
KB Global Multiasset Income Securities Feeder Fund(Bond Mixed-FoFs)	KB Global Multiasset Income Securities Master Fund(Bond Mixed-FoFs)	87.00	Korea	Dec. 31	Capital investment
KB Onkookmin Life Income RIF 20feeder Fund(FoFs)	KB Onkookmin Life Income RIF 20 Master Fund(FoFs)	86.00	Korea	Dec. 31	Capital investment
KB Onkookmin Life Income RIF 40feeder Fund(FoFs)	KB Onkookmin Life Income RIF 40 Master Fund(FoFs)	86.00	Korea	Dec. 31	Capital investment
Mirae Asset Triumph Global Privately placed feeder Investment Trust 1	Mirae Asset Triumph Global Privately placed Master Investment Trust 1	100.00	Korea	Dec. 31	Capital investment
Mirae Asset Triumph Global Privately placed feeder Investment Trust 1	Mirae Asset Triumph Global Privately placed Master Investment Trust 2	100.00	Korea	Dec. 31	Capital investment
KB Global Core Bond Securities feeder Fund(Bond)	KB Global Core Bond Securities Master Fund(Bond)	100.00	Korea	Dec. 31	Capital investment
KB Global Big data Research Securities Master Fund(Equity)(H)	KB Global Big data Research Securities Master Fund(Equity)(H)	100.00	Korea	Dec. 31	Capital investment
KB Global Good Investment ESG Securities feeder Fund(Equity)(H), KB Best More Dream Mixed Assets Self-Investment Trust	KB GLOBAL ESG SECURITIES FEEDER FUND(USD)	100.00	Korea	Dec. 31	Capital investment
KB Global Core REITs Real Estate Self-Investment Trust (Redirect) (H), KB Global Core REITs Real Estate Self-Investment Trust (Redirect) (UH) C-F, KB Best More Dream Mixed Assets Self-Investment Trust	KB Global Core REITs Real Estate Investment Fund (Indirect)	100.00	Korea	Dec. 31	Capital investment
KB Global Alpha Opportunity Securities Investor Trust (Mixed-Redirect), KB Best More Dream Mixed Assets Self-Investment Trust	KB Global Alpha Opportunity Securities Parent Investment Trust (Mixed-Redirect)	100.00	Korea	Dec. 31	Capital investment
KB Hedge Fund Solution Mixed Asset Parent Investment Trust (Private Investment Indirect), KB Best More Dream Mixed Assets Self-Investment Trust	KB Hedge Fund Solution Mixed Asset Parent Investment Trust (Private Investment Indirect)	100.00	Korea	Dec. 31	Capital investment
KB Wise Star Private Real Estate Feeder Fund 1st, KB Wise Star Private Real Estate Feeder Fund 2nd	KB Wise Star Jongno Tower Real Estate Master Fund	100.00	Korea	Dec. 31	Capital investment
KB Core Blind Private Estate Fund 1st	KB Wise Star Private Real Estate Feeder Fund 3rd3	46.90	Korea	Dec. 31	Capital investment
Kookmin Bank	Personal pension trusts and 10 other trusts[1]	—	Korea	Dec. 31	Trust
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38	Lumen International Developments	100.00	Luxemburg	Dec. 31	Capital investment
Lumen International Developments	VREF Shaftesbury ScSp	100.00	Luxemburg	Dec. 31	Capital investment
LB UK Private Real Estate Investment Trust No.18, etc	Hillswood Finco Ltd.	100.00	Jersey	Dec. 31	Capital investment
LB UK Private Real Estate Investment Trust No.18, etc	Hillswood Holdings Ltd.	100.00	Jersey	Dec. 31	Capital investment
LB UK Private Real Estate Investment Trust No.18, etc	Hillswood Holding Property Unit Trust	100.00	Jersey	Dec. 31	Capital investment
Hillswood Holding Property Unit Trust, etc	Hillswood Property Unit Trust	100.00	Jersey	Dec. 31	Capital investment
Hyundai Strong-small Corporate Trust No.1	Hyundai Strong-small Corporate Master Trust	80.43	Korea	Dec. 31	Capital investment

[1]

The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

[2]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.

[3]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.

[4]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.

[5]

Although the Group holds less than a majority of the investee’s voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.

[6]

The Group changed Kookmin Bank Int’l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are ￦ 480,161 million and ￦ 480,023 million, respectively.

Structured companies that hold more than half of their ownership percentage but do not have the strength to related activities in accordance with agreements with trust and other related parties are excluded from the consolidation.

Schedule Of Condensed Financial Information Of Subsidiaries Table Text Block [Text Block]

The condensed financial information of major subsidiaries as of December 31, 2018 and 2019, and for the years ended December 31, 2018 and 2019, is as follows:

	2018
	Assets		Liabilities		Equity		Operating income		Profit (loss) for the year		Total comprehensive income (loss) for the year
	(In millions of Korean won)
Kookmin Bank[1]	￦	356,959,258	￦	330,291,392	￦	26,667,866	￦	18,089,885	￦	2,259,198	￦	2,186,979
KB Securities Co., Ltd.[1,2]		45,086,292		40,613,423		4,472,869		6,667,005		178,850		204,903
KB Insurance Co., Ltd.[1,2]		34,785,551		31,289,706		3,495,845		11,977,601		262,266		317,067
KB Kookmin Card Co., Ltd.[1]		20,528,951		16,570,280		3,958,671		3,045,039		286,599		261,667
KB Life Insurance Co., Ltd.[1]		9,680,379		9,128,148		552,231		1,305,231		14,824		25,062
KB Asset Management Co., Ltd.[1]		254,256		107,504		146,752		130,027		39,586		40,154
KB Capital Co., Ltd.[1,2]		9,517,239		8,516,838		1,000,401		734,499		111,939		111,758
KB Savings Bank Co., Ltd.		1,388,844		1,186,871		201,973		85,346		11,018		10,832
KB Real Estate Trust Co., Ltd.		293,063		57,229		235,834		114,660		47,004		46,813
KB Investment Co., Ltd.[1]		528,701		374,925		153,776		114,914		14,532		14,529
KB Credit Information Co., Ltd.		26,276		11,041		15,235		35,219		185		95
KB Data System Co., Ltd.		40,197		23,788		16,409		131,374		2,942		1,705

	2019
	Assets		Liabilities		Equity		Operating income		Profit (loss) for the year		Total comprehensive income (loss) for the year
	(In millions of Korean won)
Kookmin Bank[1]	￦	387,425,038	￦	358,420,805	￦	29,004,233	￦	20,817,431	￦	2,439,079	￦	2,428,154
KB Securities Co., Ltd.[1,2]		47,816,512		43,131,858		4,684,654		8,053,363		257,893		261,639
KB Insurance Co., Ltd.[1,2]		36,552,368		32,689,460		3,862,908		12,661,927		234,327		366,362
KB Kookmin Card Co., Ltd.[1]		22,990,114		18,925,195		4,064,919		3,102,186		316,546		306,251
KB Asset Management Co., Ltd.[1]		310,018		114,776		195,242		148,780		48,899		48,490
KB Capital Co., Ltd.1,		11,190,568		10,036,077		1,154,491		931,694		117,028		115,524
KB Life Insurance Co., Ltd.[1,2]		9,801,905		9,186,567		615,338		1,506,417		15,963		63,107
KB Real Estate Trust Co., Ltd.		377,938		85,132		292,806		119,899		61,713		61,672
KB Savings Bank Co., Ltd.		1,361,032		1,148,625		212,407		92,435		16,301		15,433
KB Investment Co., Ltd.[1]		756,972		542,221		214,751		99,822		11,311		11,310
KB Data System Co., Ltd.		41,690		20,999		20,691		158,067		4,664		4,282
KB Credit Information Co., Ltd.		27,834		12,936		14,898		38,278		(256)		(337)

[1]	Financial information is based on its consolidated financial statements.
[2]	The amount includes the fair value adjustments due to the merger.

Disclosure Of Changes In Subsidiaries [Text Block]

The subsidiaries newly included in consolidation during the year ended December 31, 2019, are as follows:

Company	Description
KBAM Shanghai Advisory Services Co., Ltd and 38 others	Holds over than a majority of the ownership interests
KBH the 5th L.L.C and 70 others	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB New Renewable Energy Private Special Asset Fund 1 and 15 others	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB Culture & Global Digital Contents Fund Limited partnership and 2 others	The Group has a power over the investee as a general partner, is significantly exposed to variable returns due to significant percentage of ownership.

The subsidiaries excluded from consolidation during the year ended December 31, 2019, are as follows:

Company	Description
KH the 4th L.L.C and 59 others	Lost the right of variable returns due to the releasing debt
KB Evergreen Private Securities Fund 98(Bond) and 6 others	Liquidation
Hyundai China Index Plus Securities Investment Trust No.1 and 13 others	Disposal
KB Everyone TDF 2035 Securities Investment Trust - Bond Balanced-Fund of Funds and 7 others	Ownership decrease